Operating leases - Lease cost (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease costs	$ 307	$ 369
Short-term lease costs	130	115
Variable lease costs	27	31
Total operating lease costs	$ 464	$ 515
Weighted-average remaining lease term	1 year 10 months 24 days	2 years 7 months 6 days
Weighted-average discount rate	12.50%	12.50%